Cover Page                                                                497(e)
                                                                      333-103202

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE VARIABLE LIFE INSURANCE PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES OF THE AXA EQUITABLE LIFE INSURANCE COMPANY DATED MAY 1, 2004


INCENTIVE LIFE(SM) '02                  SURVIVORSHIP INCENTIVE LIFE(SM) '02
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Supplements to Prospectuses and Statements of Additional Information dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options.

These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                  PORTFOLIO OBJECTIVE                                          ADVISERS
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY            Seeks long-term capital appreciation.                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME     Seeks a combination of growth and income to achieve          o Boston Advisors, Inc.
                                an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH            Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND        Seeks to achieve total return through capital                o UBS Global Asset Management
 INCOME                         appreciation with income as a secondary consideration.         (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY     Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY     Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
------------------------------------------------------------------------------------------------------------------------------------

NEW BIZ Supp                                                              x00854
EVM-411 (10/04)                                                           133936

B.   TABLES OF POLICY CHARGES

The following information is added:

                                                                                          Total Annual    Fee Waivers
                                                                            Underlying      Expenses        and/or
                                                                             Portfolio      (Before         Expense         Net
                                       Management     12b-1      Other       Fees and       Expense        Reimburse-   Total Annual
 Portfolio Name                           Fees        Fees      Expenses     Expenses      Limitation)       ments*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                     0.80%        0.25%      0.09%          N/A           1.14%           0.00%        1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income              0.75%        0.25%      0.28%          N/A           1.28%          (0.23)%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                     0.75%        0.25%      0.09%          N/A           1.09%           0.00%        1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income          0.75%        0.25%      0.23%          N/A           1.23%          (0.18)%       1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth       1.00%        0.25%      0.18%          N/A           1.43%          (0.13)%       1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value        0.80%        0.25%      0.08%          N/A           1.13%           0.00%        1.13%
------------------------------------------------------------------------------------------------------------------------------------

Expenses of each portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.

C.   APPENDIX II -- HYPOTHETICAL ILLUSTRATIONS.

For Incentive Life(SM) '02:

   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A or death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old standard risk male non-tobacco user when the policy is issued. The amounts show are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.73)%, 4.17% and 10.07%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by AXA Equitable will apply in each year illustrated, including AXA Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 1.05%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING CURRENT CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,326     $ 500,000     $ 500,000    $   500,000
     2      $    8,868     $ 500,000     $ 500,000    $   500,000
     3      $   13,638     $ 500,000     $ 500,000    $   500,000
     4      $   18,646     $ 500,000     $ 500,000    $   500,000
     5      $   23,904     $ 500,000     $ 500,000    $   500,000
     6      $   29,425     $ 500,000     $ 500,000    $   500,000
     7      $   35,222     $ 500,000     $ 500,000    $   500,000
     8      $   41,309     $ 500,000     $ 500,000    $   500,000
     9      $   47,701     $ 500,000     $ 500,000    $   500,000
    10      $   54,412     $ 500,000     $ 500,000    $   500,000
    15      $   93,349     $ 500,000     $ 500,000    $   500,000
    20      $  143,043     $ 500,000     $ 500,000    $   500,000
    25      $  206,467     $ 500,000     $ 500,000    $   500,000
    30      $  287,414     $ 500,000     $ 500,000    $   589,640
    35      $  390,726     $ 500,000     $ 500,000    $   914,759
    40      $  522,580     $       0     $ 500,000    $ 1,361,293
    45      $  690,863            **     $ 500,000    $ 2,145,295
    50      $  905,639            **     $ 500,000    $ 3,414,021
    55      $1,179,755            **     $ 500,000    $ 5,387,444
    60      $1,529,603            **            **    $ 8,447,802
    65      $1,976,108            **            **    $12,792,118


                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  2,856     $   3,053    $     3,250    $      0     $       0    $         0
     2     $  5,756     $   6,328    $     6,924    $      0     $       0    $        19
     3     $  8,538     $   9,666    $    10,887    $  1,633     $   2,761    $     3,982
     4     $ 11,204     $  13,068    $    15,168    $  4,299     $   6,163    $     8,263
     5     $ 13,753     $  16,534    $    19,790    $  6,848     $   9,629    $    12,885
     6     $ 16,193     $  20,070    $    24,793    $  9,288     $  13,165    $    17,888
     7     $ 18,541     $  23,694    $    30,227    $ 13,363     $  18,516    $    25,049
     8     $ 20,791     $  27,401    $    36,125    $ 17,339     $  23,949    $    32,672
     9     $ 22,940     $  31,190    $    42,525    $ 21,214     $  29,463    $    40,798
    10     $ 24,981     $  35,051    $    49,464    $ 24,981     $  35,051    $    49,464
    15     $ 35,680     $  57,998    $    97,123    $ 35,680     $  57,998    $    97,123
    20     $ 43,002     $  83,902    $   172,670    $ 43,002     $  83,902    $   172,670
    25     $ 45,175     $ 111,103    $   291,374    $ 45,175     $ 111,103    $   291,374
    30     $ 40,861     $ 138,896    $   483,311    $ 40,861     $ 138,896    $   483,311
    35     $ 26,751     $ 165,365    $   788,585    $ 26,751     $ 165,365    $   788,585
    40     $      0     $ 186,191    $ 1,272,236    $      0     $ 186,191    $ 1,272,236
    45           **     $ 193,239    $ 2,043,138          **     $ 193,239    $ 2,043,138
    50           **     $ 169,066    $ 3,251,449          **     $ 169,066    $ 3,251,449
    55           **     $  79,581    $ 5,130,899          **     $  79,581    $ 5,130,899
    60           **            **    $ 8,045,526          **            **    $ 8,045,526
    65           **            **    $12,665,463          **            **    $12,665,463

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING GUARANTEED CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,326     $ 500,000     $ 500,000    $  500,000
     2      $    8,868     $ 500,000     $ 500,000    $  500,000
     3      $   13,638     $ 500,000     $ 500,000    $  500,000
     4      $   18,646     $ 500,000     $ 500,000    $  500,000
     5      $   23,904     $ 500,000     $ 500,000    $  500,000
     6      $   29,425     $ 500,000     $ 500,000    $  500,000
     7      $   35,222     $ 500,000     $ 500,000    $  500,000
     8      $   41,309     $ 500,000     $ 500,000    $  500,000
     9      $   47,701     $ 500,000     $ 500,000    $  500,000
    10      $   54,412     $ 500,000     $ 500,000    $  500,000
    15      $   93,349     $ 500,000     $ 500,000    $  500,000
    20      $  143,043     $ 500,000     $ 500,000    $  500,000
    25      $  206,467     $ 500,000     $ 500,000    $  500,000
    30      $  287,414     $       0     $ 500,000    $  500,000
    35      $  390,726            **     $ 500,000    $  617,590
    40      $  522,580            **            **    $  903,131
    45      $  690,863            **            **    $1,396,473
    50      $  905,639            **            **    $2,160,798
    55      $1,179,755            **            **    $3,269,157
    60      $1,529,603            **            **    $4,813,568
    65      $1,976,108            **            **    $6,705,634



                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  2,356     $  2,537    $    2,719     $      0     $      0    $        0
     2     $  4,735     $  5,245    $    5,777     $      0     $      0    $        0
     3     $  7,006     $  7,993    $    9,065     $    101     $  1,088    $    2,160
     4     $  9,166     $ 10,779    $   12,601     $  2,261     $  3,874    $    5,696
     5     $ 11,208     $ 13,594    $   16,399     $  4,303     $  6,689    $    9,494
     6     $ 13,132     $ 16,436    $   20,479     $  6,227     $  9,531    $   13,574
     7     $ 14,926     $ 19,291    $   24,855     $  9,747     $ 14,112    $   19,676
     8     $ 16,593     $ 22,161    $   29,555     $ 13,140     $ 18,709    $   26,102
     9     $ 18,123     $ 25,034    $   34,598     $ 16,397     $ 23,308    $   32,872
    10     $ 19,520     $ 27,910    $   40,019     $ 19,520     $ 27,910    $   40,019
    15     $ 25,856     $ 43,876    $   76,052     $ 25,856     $ 43,876    $   76,052
    20     $ 27,395     $ 58,993    $  129,979     $ 27,395     $ 58,993    $  129,979
    25     $ 20,456     $ 68,848    $  209,815     $ 20,456     $ 68,848    $  209,815
    30     $      0     $ 66,572    $  332,726     $      0     $ 66,572    $  332,726
    35           **     $ 36,887    $  532,405           **     $ 36,887    $  532,405
    40           **           **    $  844,047           **           **    $  844,047
    45           **           **    $1,329,975           **           **    $1,329,975
    50           **           **    $2,057,903           **           **    $2,057,903
    55           **           **    $3,113,483           **           **    $3,113,483
    60           **           **    $4,584,350           **           **    $4,584,350
    65           **           **    $6,639,241           **           **    $6,639,241

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING CURRENT CHARGES



                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    4,326     $ 502,853     $ 503,050    $  503,248
     2      $    8,868     $ 505,750     $ 506,321    $  506,916
     3      $   13,638     $ 508,524     $ 509,650    $  510,869
     4      $   18,646     $ 511,179     $ 513,039    $  515,132
     5      $   23,904     $ 513,714     $ 516,485    $  519,730
     6      $   29,425     $ 516,135     $ 519,996    $  524,698
     7      $   35,222     $ 518,462     $ 523,588    $  530,086
     8      $   41,309     $ 520,685     $ 527,254    $  535,922
     9      $   47,701     $ 522,804     $ 530,993    $  542,242
    10      $   54,412     $ 524,808     $ 534,792    $  549,078
    15      $   93,349     $ 535,210     $ 557,157    $  595,600
    20      $  143,043     $ 541,876     $ 581,483    $  667,316
    25      $  206,467     $ 542,915     $ 605,126    $  774,824
    30      $  287,414     $ 536,982     $ 625,763    $  937,368
    35      $  390,726     $ 521,003     $ 638,537    $1,183,399
    40      $  522,580            **     $ 633,933    $1,553,898
    45      $  690,863            **     $ 596,141    $2,109,446
    50      $  905,639            **     $ 500,229    $2,940,146
    55      $1,179,755            **            **    $4,196,302
    60      $1,529,603            **            **    $6,146,690
    65      $1,976,108            **            **    $9,162,687



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  2,853     $   3,050    $    3,248     $      0     $       0    $        0
     2     $  5,750     $   6,321    $    6,916     $      0     $       0    $       11
     3     $  8,524     $   9,650    $   10,869     $  1,619     $   2,745    $    3,964
     4     $ 11,179     $  13,039    $   15,132     $  4,274     $   6,134    $    8,227
     5     $ 13,714     $  16,485    $   19,730     $  6,809     $   9,580    $   12,825
     6     $ 16,135     $  19,996    $   24,698     $  9,230     $  13,091    $   17,793
     7     $ 18,462     $  23,588    $   30,086     $ 13,283     $  18,409    $   24,907
     8     $ 20,685     $  27,254    $   35,922     $ 17,233     $  23,802    $   32,469
     9     $ 22,804     $  30,993    $   42,242     $ 21,078     $  29,266    $   40,516
    10     $ 24,808     $  34,792    $   49,078     $ 24,808     $  34,792    $   49,078
    15     $ 35,210     $  57,157    $   95,600     $ 35,210     $  57,157    $   95,600
    20     $ 41,876     $  81,483    $  167,316     $ 41,876     $  81,483    $  167,316
    25     $ 42,915     $ 105,126    $  274,824     $ 42,915     $ 105,126    $  274,824
    30     $ 36,982     $ 125,763    $  437,368     $ 36,982     $ 125,763    $  437,368
    35     $ 21,003     $ 138,537    $  683,399     $ 21,003     $ 138,537    $  683,399
    40           **     $ 133,933    $1,053,898           **     $ 133,933    $1,053,898
    45           **     $  96,141    $1,609,446           **     $  96,141    $1,609,446
    50           **     $     229    $2,440,146           **     $     229    $2,440,146
    55           **            **    $3,696,302           **            **    $3,696,302
    60           **            **    $5,646,690           **            **    $5,646,690
    65           **            **    $8,662,687           **            **    $8,662,687

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

INCENTIVE LIFE '02
$500,000 FACE AMOUNT


MALE, ISSUE AGE 35, STANDARD NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $4,120 *
USING GUARANTEED CHARGES


                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year       0% Gross      6% Gross      12% Gross
-------- --------------- ------------- ------------- ---------------
     1     $     4,326     $ 502,350     $ 502,531     $   502,713
     2     $     8,868     $ 504,721     $ 505,228     $   505,759
     3     $    13,638     $ 506,977     $ 507,960     $   509,027
     4     $    18,646     $ 509,118     $ 510,721     $   512,533
     5     $    23,904     $ 511,136     $ 513,504     $   516,288
     6     $    29,425     $ 513,030     $ 516,303     $   520,309
     7     $    35,222     $ 514,787     $ 519,104     $   524,605
     8     $    41,309     $ 516,411     $ 521,907     $   529,202
     9     $    47,701     $ 517,891     $ 524,697     $   534,111
    10     $    54,412     $ 519,230     $ 527,473     $   539,361
    15     $    93,349     $ 525,136     $ 542,553     $   573,609
    20     $   143,043     $ 525,926     $ 555,664     $   622,308
    25     $   206,467     $ 517,931     $ 561,370     $   687,609
    30     $   287,414     $       0     $ 551,523     $   771,424
    35     $   390,726            **     $ 510,773     $   870,275
    40     $   522,580            **            **     $   970,601
    45     $   690,863            **            **     $ 1,033,931
    50     $   905,639            **            **     $   990,946
    55     $ 1,179,755            **            **     $   693,374
    60              **            **            **              **
    65              **            **            **              **



                      Account Value                     Net Cash Surrender Value
         --------------------------------------- ---------------------------------------
               Assuming Hypothetical Gross             Assuming Hypothetical Gross
              Annual Investment Return of:            Annual Investment Return of:
 End of  --------------------------------------- ---------------------------------------
 Policy
  Year     0% Gross     6% Gross     12% Gross     0% Gross     6% Gross     12% Gross
-------- ------------ ------------ ------------- ------------ ------------ -------------
     1     $  2,350     $  2,531     $   2,713     $      0     $      0     $       0
     2     $  4,721     $  5,228     $   5,759     $      0     $      0     $       0
     3     $  6,977     $  7,960     $   9,027     $     72     $  1,055     $   2,122
     4     $  9,118     $ 10,721     $  12,533     $  2,213     $  3,816     $   5,628
     5     $ 11,136     $ 13,504     $  16,288     $  4,231     $  6,599     $   9,383
     6     $ 13,030     $ 16,303     $  20,309     $  6,125     $  9,398     $  13,404
     7     $ 14,787     $ 19,104     $  24,605     $  9,608     $ 13,925     $  19,426
     8     $ 16,411     $ 21,907     $  29,202     $ 12,959     $ 18,455     $  25,749
     9     $ 17,891     $ 24,697     $  34,111     $ 16,165     $ 22,971     $  32,384
    10     $ 19,230     $ 27,473     $  39,361     $ 19,230     $ 27,473     $  39,361
    15     $ 25,136     $ 42,553     $  73,609     $ 25,136     $ 42,553     $  73,609
    20     $ 25,926     $ 55,664     $ 122,308     $ 25,926     $ 55,664     $ 122,308
    25     $ 17,931     $ 61,370     $ 187,609     $ 17,931     $ 61,370     $ 187,609
    30     $      0     $ 51,523     $ 271,424     $      0     $ 51,523     $ 271,424
    35            **    $ 10,773     $ 370,275            **    $ 10,773     $ 370,275
    40            **           **    $ 470,601            **           **    $ 470,601
    45            **           **    $ 533,931            **           **    $ 533,931
    50            **           **    $ 490,946            **           **    $ 490,946
    55            **           **    $ 193,374            **           **    $ 193,374
    60            **           **            **           **           **            **
    65            **           **            **           **           **            **

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

For Survivorship Incentive Life(SM) '02:


   ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES
                           AND ACCUMULATED PREMIUMS

The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit option A and death benefit option B. The tables assume annual Planned Periodic Premiums that are paid at the beginning of each policy year for insured persons who are a male in the preferred, non-tobacco user underwriting risk class who is age 55 when the policy is issued and a female in the preferred, non-tobacco user underwriting risk class who is age 50 when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e. before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. AXA Equitable is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. You should consider that many forecasters are calling for somewhat lower returns in the years ahead. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (1.73)%, 4.17% and 10.07%. These net annual rates of return do not reflect the mortality and expense risk charge or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.

Tables are provided for each of the two death benefit options. The tables headed "Current Charges" assume that the current rates for all charges deducted by AXA Equitable will apply in each year illustrated, including AXA Equitable's currently planned reduction in the policy's mortality and expense risk charge after the 15th policy year. The tables headed "Maximum Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits have been elected, (ii) no loans or withdrawals are made, (iii) no decreases in coverage are requested and (iv) no change in the death benefit option is requested.

With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 1.05%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying Portfolios. If those arrangements had been assumed, the policy values would be higher than those shown in the following tables. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.

The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING CURRENT CHARGES


                                     Death Benefit
                         --------------------------------------
             Premiums         Assuming Hypothetical Gross
 End of    Accumulated        Annual Investment Return of:
 Policy   At 5% Interest --------------------------------------
  Year       Per Year       0% Gross    6% Gross    12% Gross
-------- --------------- ------------- ---------- -------------
     1      $    8,379     $ 725,000    $725,000   $  725,000
     2      $   17,177     $ 725,000    $725,000   $  725,000
     3      $   26,415     $ 725,000    $725,000   $  725,000
     4      $   36,115     $ 725,000    $725,000   $  725,000
     5      $   46,299     $ 725,000    $725,000   $  725,000
     6      $   56,993     $ 725,000    $725,000   $  725,000
     7      $   68,222     $ 725,000    $725,000   $  725,000
     8      $   80,012     $ 725,000    $725,000   $  725,000
     9      $   92,392     $ 725,000    $725,000   $  725,000
    10      $  105,390     $ 725,000    $725,000   $  725,000
    15      $  180,807     $ 725,000    $725,000   $  725,000
    20      $  277,060     $ 725,000    $725,000   $  740,752
    25      $  399,905     $ 725,000    $725,000   $1,075,487
    30      $  556,691     $ 725,000    $725,000   $1,629,409
    35      $  756,794     $ 725,000    $725,000   $2,378,413
    40      $1,012,181     $ 725,000    $725,000   $3,224,885
    45      $1,338,128            **    $725,000   $4,399,286



                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year      0% Gross    6% Gross    12% Gross      0% Gross    6% Gross    12% Gross
-------- ------------- ---------- ------------- ------------- ---------- -------------
     1     $   6,161    $  6,559   $    6,957     $     768    $  1,166   $    1,564
     2     $  12,263    $ 13,434   $   14,652     $   6,870    $  8,041   $    9,259
     3     $  18,139    $ 20,463   $   22,977     $  12,746    $ 15,070   $   17,584
     4     $  23,781    $ 27,638   $   31,973     $  18,389    $ 22,245   $   26,580
     5     $  29,180    $ 34,946   $   41,686     $  23,787    $ 29,553   $   36,293
     6     $  34,318    $ 42,370   $   52,160     $  28,926    $ 36,977   $   46,767
     7     $  39,198    $ 49,909   $   63,460     $  35,154    $ 45,864   $   59,416
     8     $  43,909    $ 57,652   $   75,751     $  41,213    $ 54,956   $   73,054
     9     $  48,480    $ 65,632   $   89,148     $  47,132    $ 64,283   $   87,799
    10     $  52,972    $ 73,914   $  103,811     $  52,972    $ 73,914   $  103,811
    15     $  77,177    $123,734   $  204,914     $  77,177    $123,734   $  204,914
    20     $  98,633    $183,792   $  366,709     $  98,633    $183,792   $  366,709
    25     $ 114,443    $252,777   $  621,669     $ 114,443    $252,777   $  621,669
    30     $ 118,680    $328,702   $1,014,576     $ 118,680    $328,702   $1,014,576
    35     $  99,580    $408,209   $1,597,323     $  99,580    $408,209   $1,597,323
    40     $  44,404    $493,025   $2,467,395     $  44,404    $493,025   $2,467,395
    45            **    $594,981   $3,808,906            **    $594,981   $3,808,906

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING GUARANTEED CHARGES


                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    8,379     $ 725,000     $ 725,000    $  725,000
     2      $   17,177     $ 725,000     $ 725,000    $  725,000
     3      $   26,415     $ 725,000     $ 725,000    $  725,000
     4      $   36,115     $ 725,000     $ 725,000    $  725,000
     5      $   46,299     $ 725,000     $ 725,000    $  725,000
     6      $   56,993     $ 725,000     $ 725,000    $  725,000
     7      $   68,222     $ 725,000     $ 725,000    $  725,000
     8      $   80,012     $ 725,000     $ 725,000    $  725,000
     9      $   92,392     $ 725,000     $ 725,000    $  725,000
    10      $  105,390     $ 725,000     $ 725,000    $  725,000
    15      $  180,807     $ 725,000     $ 725,000    $  725,000
    20      $  277,060     $ 725,000     $ 725,000    $  725,000
    25      $  399,905     $ 725,000     $ 725,000    $  858,200
    30      $  556,691            **     $ 725,000    $1,136,571
    35      $  756,794            **            **    $1,340,158
    40      $1,012,181            **            **    $1,424,309
    45      $1,338,128            **            **    $1,550,186



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  6,161     $   6,559    $    6,957     $    768     $   1,166    $    1,564
     2     $ 12,227     $  13,397    $   14,614     $  6,834     $   8,004    $    9,221
     3     $ 18,069     $  20,389    $   22,898     $ 12,676     $  14,996    $   17,505
     4     $ 23,678     $  27,524    $   31,849     $ 18,285     $  22,132    $   26,457
     5     $ 29,043     $  34,792    $   41,513     $ 23,650     $  29,399    $   36,120
     6     $ 34,150     $  42,174    $   51,934     $ 28,757     $  36,781    $   46,541
     7     $ 38,983     $  49,654    $   63,159     $ 34,938     $  45,610    $   59,115
     8     $ 43,523     $  57,210    $   75,241     $ 40,827     $  54,514    $   72,544
     9     $ 47,749     $  64,817    $   88,232     $ 46,401     $  63,468    $   86,884
    10     $ 51,634     $  72,443    $  102,188     $ 51,634     $  72,443    $  102,188
    15     $ 67,854     $ 113,151    $  193,064     $ 67,854     $ 113,151    $  193,064
    20     $ 65,017     $ 143,923    $  319,874     $ 65,017     $ 143,923    $  319,874
    25     $ 23,765     $ 144,204    $  496,069     $ 23,765     $ 144,204    $  496,069
    30           **     $  60,324    $  707,703           **     $  60,324    $  707,703
    35           **            **    $  900,039           **            **    $  900,039
    40           **            **    $1,089,754           **            **    $1,089,754
    45           **            **    $1,342,152           **            **    $1,342,152

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING CURRENT CHARGES


                                       Death Benefit
                         -----------------------------------------
             Premiums           Assuming Hypothetical Gross
 End of    Accumulated         Annual Investment Return of:
 Policy   At 5% Interest -----------------------------------------
  Year       Per Year       0% Gross      6% Gross     12% Gross
-------- --------------- ------------- ------------- -------------
     1      $    8,379     $ 731,161    $  731,558    $  731,956
     2      $   17,177     $ 737,261    $  738,432    $  739,650
     3      $   26,415     $ 743,133    $  745,457    $  747,970
     4      $   36,115     $ 748,768    $  752,623    $  756,955
     5      $   46,299     $ 754,153    $  759,913    $  766,647
     6      $   56,993     $ 759,270    $  767,309    $  777,083
     7      $   68,222     $ 764,118    $  774,803    $  788,323
     8      $   80,012     $ 768,790    $  782,490    $  800,531
     9      $   92,392     $ 773,318    $  790,403    $  813,824
    10      $  105,390     $ 777,767    $  798,611    $  828,366
    15      $  180,807     $ 801,578    $  847,674    $  928,019
    20      $  277,060     $ 822,372    $  906,108    $1,085,765
    25      $  399,905     $ 836,811    $  971,135    $1,331,553
    30      $  556,691     $ 837,673    $1,035,444    $1,707,155
    35      $  756,794     $ 811,551    $1,082,236    $2,299,587
    40      $1,012,181     $ 748,402    $1,092,170    $3,116,987
    45      $1,338,128            **    $1,043,859    $4,380,730



                     Account Value                     Net Cash Surrender Value
         -------------------------------------- --------------------------------------
              Assuming Hypothetical Gross            Assuming Hypothetical Gross
              Annual Investment Return of:           Annual Investment Return of:
 End of  -------------------------------------- --------------------------------------
 Policy
  Year      0% Gross    6% Gross    12% Gross      0% Gross    6% Gross    12% Gross
-------- ------------- ---------- ------------- ------------- ---------- -------------
     1     $   6,161    $  6,558   $    6,956     $     768    $  1,165   $    1,563
     2     $  12,261    $ 13,432   $   14,650     $   6,868    $  8,039   $    9,257
     3     $  18,133    $ 20,457   $   22,970     $  12,741    $ 15,064   $   17,577
     4     $  23,768    $ 27,623   $   31,955     $  18,376    $ 22,230   $   26,562
     5     $  29,153    $ 34,913   $   41,647     $  23,760    $ 29,520   $   36,254
     6     $  34,270    $ 42,309   $   52,083     $  28,877    $ 36,916   $   46,690
     7     $  39,118    $ 49,803   $   63,323     $  35,073    $ 45,759   $   59,278
     8     $  43,790    $ 57,490   $   75,531     $  41,094    $ 54,794   $   72,835
     9     $  48,318    $ 65,403   $   88,824     $  46,970    $ 64,054   $   87,476
    10     $  52,767    $ 73,611   $  103,366     $  52,767    $ 73,611   $  103,366
    15     $  76,578    $122,674   $  203,019     $  76,578    $122,674   $  203,019
    20     $  97,372    $181,108   $  360,765     $  97,372    $181,108   $  360,765
    25     $ 111,811    $246,135   $  606,553     $ 111,811    $246,135   $  606,553
    30     $ 112,673    $310,444   $  982,155     $ 112,673    $310,444   $  982,155
    35     $  86,551    $357,236   $1,544,383     $  86,551    $357,236   $1,544,383
    40     $  23,402    $367,170   $2,384,841     $  23,402    $367,170   $2,384,841
    45            **    $318,859   $3,655,730            **    $318,859   $3,655,730

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

SURVIVORSHIP INCENTIVE LIFE '02
$725,000 FACE AMOUNT


MALE, ISSUE AGE 55, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS FEMALE, ISSUE AGE 50, PREFERRED NON-TOBACCO USER UNDERWRITING RISK CLASS


INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $7,980 *
USING GUARANTEED CHARGES


                                        Death Benefit
                         -------------------------------------------
             Premiums            Assuming Hypothetical Gross
 End of    Accumulated          Annual Investment Return of:
 Policy   At 5% Interest -------------------------------------------
  Year       Per Year       0% Gross      6% Gross      12% Gross
-------- --------------- ------------- ------------- ---------------
     1     $     8,379     $ 731,161     $ 731,558     $   731,956
     2     $    17,177     $ 737,226     $ 738,395     $   739,612
     3     $    26,415     $ 743,063     $ 745,383     $   747,891
     4     $    36,115     $ 748,665     $ 752,509     $   756,831
     5     $    46,299     $ 754,016     $ 759,759     $   766,474
     6     $    56,993     $ 759,101     $ 767,113     $   776,857
     7     $    68,222     $ 763,902     $ 774,548     $   788,021
     8     $    80,012     $ 768,395     $ 782,036     $   800,005
     9     $    92,392     $ 772,555     $ 789,543     $   812,848
    10     $   105,390     $ 776,352     $ 797,030     $   826,586
    15     $   180,807     $ 791,526     $ 835,825     $   913,938
    20     $   277,060     $ 785,775     $ 859,636     $ 1,024,183
    25     $   399,905     $ 740,110     $ 841,244     $ 1,141,688
    30     $   556,691            **     $       0     $ 1,214,873
    35     $   756,794            **            **     $ 1,139,953
    40     $ 1,012,181            **            **     $   734,313
    45              **            **            **              **



                      Account Value                       Net Cash Surrender Value
         ---------------------------------------- ----------------------------------------
               Assuming Hypothetical Gross              Assuming Hypothetical Gross
               Annual Investment Return of:             Annual Investment Return of:
 End of  ---------------------------------------- ----------------------------------------
 Policy
  Year     0% Gross      6% Gross     12% Gross     0% Gross      6% Gross     12% Gross
-------- ------------ ------------- ------------- ------------ ------------- -------------
     1     $  6,161     $   6,558     $   6,956     $    768     $   1,165     $   1,563
     2     $ 12,226     $  13,395     $  14,612     $  6,833     $   8,002     $   9,220
     3     $ 18,063     $  20,383     $  22,891     $ 12,670     $  14,990     $  17,498
     4     $ 23,665     $  27,509     $  31,831     $ 18,272     $  22,116     $  26,439
     5     $ 29,016     $  34,759     $  41,474     $ 23,623     $  29,367     $  36,081
     6     $ 34,101     $  42,113     $  51,857     $ 28,709     $  36,720     $  46,464
     7     $ 38,902     $  49,548     $  63,021     $ 34,857     $  45,503     $  58,976
     8     $ 43,395     $  57,036     $  75,005     $ 40,698     $  54,339     $  72,308
     9     $ 47,555     $  64,543     $  87,848     $ 46,207     $  63,195     $  86,500
    10     $ 51,352     $  72,030     $ 101,586     $ 51,352     $  72,030     $ 101,586
    15     $ 66,526     $ 110,825     $ 188,938     $ 66,526     $ 110,825     $ 188,938
    20     $ 60,775     $ 134,636     $ 299,183     $ 60,775     $ 134,636     $ 299,183
    25     $ 15,110     $ 116,244     $ 416,688     $ 15,110     $ 116,244     $ 416,688
    30           **     $       0     $ 489,873           **     $       0     $ 489,873
    35           **            **     $ 414,953           **            **     $ 414,953
    40           **            **     $   9,313           **            **     $   9,313
    45           **            **            **           **            **            **

----------
* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**  Policy lapses unless additional payments are made.

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.







                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

12